Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Employees [line items]
Number of employees	105,529	101,322
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	13,028	11,631
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	17,235	12,129
Temporary employees [member]
Disclosure of Information About Employees [line items]
Number of employees	627	868